Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
2014	Quarter Ended,
	( in thousands, except per unit amounts )
	March 31,	June 30,	September 30,	December 31,
Revenues	$97,523	$93,722	$111,016	$102,157
Gross margin	11,420	12,303	13,281	12,059
Impairments	-	-	-	32,546
Net income (loss)	3,517	4,929	5,097	(28,722)
Net income (loss) attributable to partners	2,744	3,680	3,555	(30,131)
Net income (loss) per common limited partner unit – basic	0.18	0.31	0.30	(2.51)
Net income (loss) per common limited partner unit – diluted	0.17	0.31	0.30	(2.51)
Net income (loss) per subordinated limited partner unit –basic and diluted	0.18	0.31	0.30	(2.51)
2013	Quarter Ended,
	( in thousands )
	March 31,	June 30,	September 30,	December 31,
Revenues	$5,337	$9,176	$116,980	$117,640
Gross margin	3,755	3,725	14,311	13,652
Impairments	-	-	-	4,131
Gain on reversal of contingent consideration	-	11,250	-	-
Income tax expense	-	53	1,211	13,973
Net income	2,231	12,824	4,488	(15,188)
Net income attributable to controlling interests	2,231	12,824	4,488	(15,210)